                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57th Street
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


       /s/ Khalil Barrage       New York, New York       August 7, 2006
    --------------------------
          [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $505,537
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number      Name
---        --------------------      ----

_______    28-________               NONE

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE
                          PERIOD ENDING JUNE 30, 2006

COLUMN 1                             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5
--------                          -------------- --------- ---------- ------------------
                                                             VALUE     SHRS OR  SH/ PUT/
NAME OF ISSUER                    TITLE OR CLASS  CUSIP    (x $1,000)  PRN AMT  PRN CALL
--------------                    -------------- --------- ---------- --------- --- ----
AVI BIOPHARMA INC................      COM       002346904  $  3,515  9,372,000     CALL
ACTIVISION INC NEW...............    COM NEW     004930202  $  1,138    100,000  SH
ALEXION PHARMACEUTICALS INC......      COM       015351109  $ 42,441  1,175,000  SH
ALLTEL...........................      COM       020039103  $    638     10,000  SH
ALNYLAM PHARMACEUTICALS INC......      COM       02043Q107  $    754     50,000  SH
ALTRIA GROUP INC.................      COM       02209S903  $ 11,015    150,000     CALL
AMERICAN INTL GROUP INC..........     CALL       026874907  $  2,953     50,000     CALL
ANTIGENICS INC DEL...............     NOTE       037032AC3  $  1,165  2,290,000 PRN
ANTIGENICS INC DEL...............      COM       037032109  $    424    200,000  SH
APOLLO GROUP INC.................     CL A       037604105  $  1,292     25,000  SH
AXA.............................. SPONSORED ADR  054536107  $    820     25,000  SH
BEARINGPOINT INC.................      COM       074002106  $ 24,273  2,900,000  SH
CARDINAL HEALTH INC..............      COM       14149Y108  $  1,608     25,000  SH
CAREER EDUCATION CORP............      COM       141665109  $  1,495     50,000  SH
CHILDRENS PL RETAIL STORES I.....      COM       168905107  $    300      5,000  SH
COREL CORP NEW...................      COM       21869X103  $    603     50,000  SH
CORINTHIAN COLLEGES INC..........      COM       218868107  $ 19,343  1,347,000  SH
DELL INC.........................      COM       24702R901  $  4,892    200,000     CALL
ELAN PLC.........................      ADR       284131208  $147,795  8,850,000  SH
ELAN PLC.........................      ADR       284131908  $  8,350    500,000     CALL
ELAN PLC.........................      ADR       284131908  $ 16,700  1,000,000     CALL
FREESCALE SEMICONDUCTOR INC......   COM CL A     35687M107  $  1,450     50,000  SH
GANNETT INC......................      COM       364730101  $    559     10,000  SH
GENERAL ELECTRIC CO..............     CALL       369604903  $  3,296    100,000     CALL
GOLDMAN SACHS GROUP INC..........      COM       38141G104  $    752      5,000  SH
HEALTH MGMT ASSOC INC............     CL A       421933102  $ 41,391  2,100,000  SH
HERBALIFE LTD....................  COM USD SHS   G4412G101  $  1,995     50,000  SH
ISHARES TR....................... 20+ YR TRS BD  464287432  $  3,373     40,000  SH
JARDEN CORP......................      COM       471109108  $ 48,720  1,600,000  SH
LEAPFROG ENTERPRISES INC.........     CL A       52186N106  $  8,333    825,000  SH
LEXICON GENETICS INC.............      COM       528872104  $ 20,577  4,687,200  SH

LIBERTY MEDIA HLDG CORP.......... INT COM SER A 53071M104 $   432    25,000 SH
LIBERTY MEDIA HLDG CORP.......... CAP COM SER A 53071M302 $   419     5,000 SH
MICROSOFT CORP...................     CALL      594918904 $ 2,330   100,000     CALL
NTL INC DEL......................      COM      62941W101 $12,450   500,000 SH
NASDAQ STOCK MARKET INC..........      COM      631103108 $ 2,990   100,000 SH
NASDAQ STOCK MARKET INC..........     CALL      631103908 $ 1,495    50,000     CALL
NET 1 UEPS TECHNOLOGIES INC......    COM NEW    64107N206 $ 1,368    50,000 SH
NEWS CORP........................     CL A      65248E104 $   959    50,000 SH
NITROMED INC.....................      COM      654798503 $24,097 4,989,024 SH
NU SKIN ENTERPRISES INC..........     CL A      67018T105 $ 9,281   625,000 SH
OFFICE DEPOT INC.................      COM      676220106 $ 5,700   150,000 SH
PALATIN TECHNOLOGIES INC.........    COM NEW    696077304 $ 1,200   600,000 SH
PET SMART INC....................      COM      716768106 $   640    25,000 SH
PIER 1 IMPORTS INC...............      COM      720279108 $   698   100,000 SH
PLATEX PRODS INC.................      COM      72813P100 $   522    50,000 SH
PRIMUS TELECOMMUNICATIONS GR.....      COM      741929103 $   392   700,000 SH
PROQUEST COMPANY.................      COM      74346P102 $ 1,229   100,000 SH
ROYCE FOCUS TR...................      COM      78080N108 $   422    41,024 SH
SIRNA THERAPEUTICS INC...........      COM      829669100 $   570   100,000 SH
SYMANTEC CORP....................      COM      871503108 $ 2,331   150,000 SH
TAKE-TWO INTERACTIVE SOFTWARE....      COM      874054109 $ 3,246   300,000 SH
TOWN SPORTS INTL HLDGS INC.......      COM      89214A102 $ 1,281   105,000 SH
TURKCELL ILETISIM HIZMETLERI..... SPON ADR NEW  900111204 $   703    59,302 SH
TYCO INTL LTD NEW................      COM      902124906 $ 5,500   200,000     CALL
VANDA PHARMACEUTICALS INC........      COM      921659108 $   833   100,000 SH
VERASUN ENERGY CORP..............      COM      92336G106 $   656    25,000 SH
WYNN RESORTS LTD.................      COM      983134107 $ 1,833    25,000 SH